Reconciliation of Financial Statement to Form 5500 (Details) - EBP 000 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 2,656,585	$ 2,325,827	$ 1,945,506
Adjustment for fair value of fully benefit-responsive investment contracts	(449)	(3,871)
Net assets available for benefits per the Form 5500	2,656,136	2,321,956
Total additions	593,507	542,775
Prior year adjustment from fair value to contract value for fully benefit-responsive investment contracts	3,871	4,260
Current adjustment from fair value to contract value for fully benefit-responsive investment contracts	(449)	(3,871)
Total income per the Form 5500	596,929	543,164
Net increase	330,758	291,720
Net adjustment from fair value to contract value for fully benefit-responsive investment contracts	3,422	389
Total change in net assets available for benefits per Form 5500	$ 334,180	$ 292,109